Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Assumptions Used in Valuation of Stock-Based Awards

Summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model are as follows:

	Nine Months Ended September 30,
	2011	2012
Expected term (years)	6.1	6.03
Volatility	58.51%	57.98%
Risk-free interest rate	1.96%	1.50%
Dividend yield	0	0

Summary of weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model were as follows:

	Years Ended Dec. 31
	2009	2010	2011
Expected term	6.1 years	6.1 years	6.1 years
Volatility	76.0%	62.3%	58.5%
Risk-free interest rate	2.2%	1.9%	1.9%

Summary of Stock Option Activity

The following table summarizes the stock option activity for the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361
Granted	1,357,120	9.61
Exercised	(1,125,030)	1.18
Canceled, expired or forfeited	(298,297)	4.12

Options outstanding at September 30, 2012	7,692,969	$3.07	6.3 years	$128,319

Options exercisable at September 30, 2012	4,990,463	$1.74	4.9 years	$89,878

The following table summarizes the stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Options outstanding, December 31, 2009	6,375,334	$1.20	5.6 years	$2,231
Granted	1,383,200	1.93
Exercised	(166,875)	1.13
Canceled, expired or forfeited	(333,997)	1.38

Options outstanding, December 31, 2010	7,257,662	$1.35	5.6 years	$13,608
Granted	1,505,800	5.65
Exercised	(360,706)	1.20
Canceled, expired or forfeited	(643,580)	1.70

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361

Exercisable at December 31, 2011	5,293,146	$1.33	4.0 years	$35,973

Summary of Compensation Expense Related to Stock Options Granted

Compensation expense related to stock options granted to employees and non-employees is included in the following line items in the accompanying consolidated statement of operations for the years ended December 31, 2009, 2010, and 2011:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Cost of revenue	$57	$125	$284
Research and development expense	154	203	313
Marketing and sales	318	364	514
General and administrative	336	376	701

	$865	$1,068	$1,812